Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	46,854	38,061	99,470	14,010
Smart city management solutions	7,135	2,133	1,188	167
Aerial media solutions	518	125	—	—
Others	416	456	302	43

Subtotal-Products	54,923	40,775	100,960	14,220

Revenues - Services
Aerial media solutions and others	582	1,216	11,207	1,578
Air mobility solutions	1302	2,326	5,259	741

Subtotal-Services	1,884	3,542	16,466	2,319

Total Revenues	56,807	44,317	117,426	16,539